Financial risk management (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments [Table Text Block]
The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2021:

	U.S. dollars		Euro		Russian roubles			Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	12,643	Rs.	129	Rs.	30		Rs	92	Rs.	12,894
Other investments		24		-		-			-		24
Trade and other receivables		30,247		841		721			101		31,910
Other assets		184		20		3			16		223
Total	Rs.	43,098	Rs.	990	Rs.	754		Rs.	209	Rs.	45,051
Liabilities:
Trade and other payables	Rs.	4,207	Rs.	1,270	Rs.	-	*	Rs.	210	Rs.	5,687
Long-term borrowings		2,216		52		18			43		2,329
Short-term borrowings		3,657		-		3,717			-		7,374
Other liabilities and provisions		4,665		65		81			292		5,103
Total	Rs.	14,745	Rs.	1,387	Rs.	3,816		Rs.	545	Rs.	20,493

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2020:

	U.S. dollars		Euro		Russian roubles			Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	365	Rs.	43	Rs.	4		Rs.	135	Rs.	547
Other investments		24		-		-			-		24
Trade and other receivables		31,931		705		989			317		33,942
Other assets		921		15		3			153		1,092
Total	Rs.	33,241	Rs.	763	Rs.	996		Rs.	605	Rs.	35,605
Liabilities:
Trade and other payables	Rs.	1,857	Rs.	525	Rs.	-	*	Rs.	73	Rs.	2,455
Long-term borrowings		4,401		2		3			77		4,483
Short-term borrowings		7,316		-		-			-		7,316
Other liabilities and provisions		5,534		60		52			400		6,046
Total	Rs.	19,108	Rs.	587	Rs.	55		Rs.	550	Rs.	20,300

* Rounded to the nearest million.

(1)	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese yuans (Renminbi), Canadian dollars and Ukrainian hryvnia.

Analysis of Age of Trade And Other Receivables [Table Text Block]
The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2021		2020
Neither past due nor impaired	Rs.	41,350	Rs.	45,864
Past due but not impaired
Less than 365 days		8,598		6,305
More than 36 5 days		1,107		1,048
	Rs.	51,055	Rs.	53,217
Less : Allowance for credit losses		(1,296)		(1,202)
Total	Rs.	49,759	Rs.	52,015

Maturity Analysis For Financial Liabilities [Table Text Block]
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2021:

Particulars	2022		2023		2024		2025		Thereafter		Total
Trade and other payables	Rs.	23,744	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	23,744
Bank overdraft, short-term borrowings		23,145		-		-		-		-		23,145
Derivative financial instruments		326		-		-		-		-		326
Other liabilities and provisions		22,507		-		-		-		726		23,233

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2020:

Particulars	2021		2022		2023		2024		Thereafter		Total
Trade and other payables	Rs.	16,659	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	16,659
Bank overdraft, short-term borrowings		16,532		-		-		-		-		16,532
Derivative financial instruments		1,602		-		-		-		-		1,602
Other liabilities and provisions		24,566		-		-		-		751		25,317